PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS (Details Textual)	12 Months Ended
Dec. 31, 2022
Statement [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	15 years
Minimum dividend distribution percentage	30.00%
Percentage of minimum dividend distribution equivalent on cash income excluding extraordinary items	40.00%
Empresas Copec S.A [Member]
Statement [Line Items]
Percentage of ownership interests held by parent	99.99992%
Antarchile S.A. [Member]
Statement [Line Items]
Percentage of ownership interests held by parent	60.8208%